MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
MESSAGE FROM THE CHAIRMAN AND PRESIDENT
OCTOBER 31, 1998
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:
On behalf of all the associates at Mentor Investment Group, we would like to take this opportunity to thank you for your investment in the Mentor Perpetual International Portfolio. This Annual Report reaffirms our commitment to our shareholders and details the financial performance of these investments for the period ended October 31, 1998.


Founded in 1970, Mentor Investment Group is an investment advisory firm with more than $16 billion under management. We pride ourselves on a strong heritage of providing quality service and a variety of investment choices that help meet our shareholders' financial objectives by offering mutual funds and separately-invested portfolios.


In the commentary that follows, Mentor's investment teams present insightful perspective on the markets and strategies that shaped their investment decisions for the past fiscal year. Our investment teams operate with these priorities:


FOCUS -- In most money management companies, each investment manager has multiple responsibilities. At Mentor, our investment managers are singularly focused on enhancing the value of the portfolios. This means that you can be assured of a consistent, proven approach to developing a winning financial strategy.

OPPORTUNITIES -- By offering six different management styles, portfolio diversification is simplified. By offering multiple styles, Mentor gives investors the tools for long-term investment success through diversification and accommodation of changing investment needs.


SERVICE -- To help serve our shareholders, Mentor has a fully dedicated Investor Relations Center. Our Relationship Coordinators are professionally trained and licensed to serve clients' needs.


TECHNOLOGY -- Abreast of the most advanced technology and using the latest analytical tools, our investment managers have the ability to survey the financial markets and make informed decisions about where the best place is to invest.


We at Mentor are honored to be a partner in the management of your financial

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
MESSAGE FROM THE CHAIRMAN AND PRESIDENT
OCTOBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------

assets. Mentor Investment Group provides diversified investment styles and services to over one million shareholders. We serve individuals, corporations, endowments, foundations, public funds, and municipalities. To learn more about Mentor, please contact your consultant or us at (800) 382-0016.


We look forward to making the Mentor formula work for you, and to a mutually beneficial relationship.


Sincerely,

/s/ Daniel J. Ludeman        /s/ Paul F. Costello
---------------------        ----------------------
Daniel J. Ludeman            Paul F. Costello
CHAIRMAN                     PRESIDENT



                         [MENTOR INVESTMENT GROUP LOGO]



                              THE MENTOR MISSION
To provide professional investment management services through a firm that is second to none in the quality of its investment process, the skill and training of its professionals, and the commitment, shared by all its associates, to deliver the highest level of service and ethical behavior to clients.

   FOR MORE INFORMATION AND PROSPECTUSES PLEASE CALL US, (800)382-0016, OR CONTACT YOUR CONSULTANT. THE PROSPECTUSES CONTAIN COMPLETE INFORMATION REGARDING FEES, SALES CHARGES, AND EXPENSES. PLEASE READ THEM CAREFULLY BEFORE INVESTING OR SENDING MONEY.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
MANAGERS' COMMENTARY: THE GLOBAL/INTERNATIONAL MANAGEMENT TEAM
OCTOBER 31, 1998
--------------------------------------------------------------------------------

MARKETS REVIEW
The 12-month period ended October 31, 1998 marked a turbulent period for world markets. For the period, the Mentor Perpetual International Portfolio A shares returned 7.43% while the B shares returned 6.64%, exclusive of sales charges. This compares favorably to the 4.07% average return for its Lipper International Funds peer group. This performance placed both share classes in the 2nd quartile of that Lipper category. The Portfolio's Morgan Stanley EAFE Index benchmark returned 9.95% for the period due to its lack of weighting in Latin America or Emerging Europe, areas to which we had some, although modest, exposure.



UNITED KINGDOM
In common with equity markets worldwide, the U.K. sharply corrected early in the fourth quarter of 1997. However, in November, despite an unexpected 0.25% rise in interest rates, the market rallied and continued to move forward strongly through the end of the first quarter 1998. In June, the Monetary Policy Committee (MPC) surprised many by raising interest rates a further 0.25% to 7.5%. Almost coincidentally, stronger than expected numbers for inflation, average earnings growth, and retail spending prompted fears of yet another rise in U.K. interest rates. In common with other world equity markets, the U.K. has seen recent indiscriminate declines and opinion appears to have shifted towards expectation of a hard landing -- or technical recession -- later in 1998. The corporate sector today enjoys robust financial strength and any downturn is unlikely to be as severe as the stock market is suggesting. With growing international pressure for cuts in Western interest rates, coupled with weakening domestic economic data and recent downward revisions to wages growth, future interest rate cuts seem likely. With venture capitalists and directors already taking active advantage of current low valuations among small- and mid-cap. stocks, with U.K. interest rates set to fall farther, and with weaker sterling providing support to exports and protection against imports, we find ourselves more positive than the consensus about prospects for the U.K. equity market.


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MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
MANAGERS' COMMENTARY: THE GLOBAL/INTERNATIONAL MANAGEMENT TEAM
OCTOBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------

CONTINENTAL EUROPE
Early in the fourth quarter of 1997, Asia's deepening travails provoked corrections to European markets. However, a strong bounce in December 1997 extended into a rally that continued well into the first quarter of 1998. By the end of the first quarter, equity markets, supported by cross-border mergers and acquisitions, corporate restructuring, low interest rates, and strong mutual funds inflows, had reached new record highs. Despite sharp corrections in April and June on concerns over renewed turmoil in Asia and a possible rise in core European interest rates, European equity markets generally continued their strong upward progress throughout the second quarter. However, in the final weeks of the third quarter, European markets, already uneasy over growing signs of a downturn in exports and hesitancy in Germany's economic recovery, fell prey to the same global issues affecting other Western equity markets and corrected sharply.


It seems increasingly likely that the EMU's interest rate will be set at a fairly low level. Lower interest rates among Europe's peripheral countries will provide added support for their economies and equity markets. We expect the recent extreme market volatility to continue as the leverage that has built up in markets unwinds. This outlook is clouded by the as yet unquantifiable effects of international financial turmoil and the credit crunch resulting from extreme risk aversion within international capital markets. The disorderly markets and indiscriminate selling of recent months has introduced a number of significant valuation anomalies, and suggests that investment on the basis of fundamental analysis should be rewarded once order and a measure of calm returns to the market place.



JAPAN
In October 1997, the collapse of Asian currencies and equity markets provoked a sharp correction in the Japanese equity market. In January 1998, the market rallied strongly on hopes of successful action by the government to stimulate the domestic economy. However, as the first quarter of 1998 progressed, optimism gave way to resigned gloom as the government once more proved incapable of revitalizing an economy that was slipping back into

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MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
MANAGERS' COMMENTARY: THE GLOBAL/INTERNATIONAL MANAGEMENT TEAM
OCTOBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------

recession, and the equity market drifted resignedly downward.


For some time, economic statistics have been universally and unremittingly dire. The manufacturing sector has been shedding labor for the last five years, and this has now spread to the service sector. Production, productivity and real wages are all declining steeply, capacity utilization has fallen off a cliff, and wholesale prices are collapsing. The recent dramatic strengthening of the yen relative to the U.S. dollar, however, coupled with an unexpected political consensus, has provided the government with a window of opportunity. They can create massive new liquidity as part of the vital rehabilitation of a banking system which is suffocating under a mountain of unrepayable loans to failed property companies and bankrupt Asian corporations. Recession is forcing corporate restructuring, and a new focus on shareholder value is sowing the seeds of Japan's next bull market. However, shorter term, this is likely to mean higher unemployment, further depressing consumer confidence and deepening the severity of Japan's economic contraction.

ASIA
Asian markets plunged during October 1997, as currencies throughout the region buckled, revealing extreme levels of government and corporate foreign debt. At the same time, investor confidence was further undermined by ineffective, inappropriate, and occasionally ill-considered responses by regional governments. From mid-January, markets and currencies bounced dramatically from their oversold lows and, despite unhappiness at the austerity involved, South Korea and Thailand made valuable initial progress in implementing IMF reform programs. However, in April 1998, increasing unrest in Indonesia and the prospect of serious political and economic instability sparked renewed region-wide concerns. Regional currencies and equity markets sank throughout the remainder of the second quarter. A rapidly escalating financial crisis in Russia, followed by effective default on its sovereign debt, triggered a massive worldwide flight to quality and profound risk aversion. Investor confidence in emerging markets, already weak, evaporated, and Asia's equity markets sank to new lows.

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MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
MANAGERS' COMMENTARY: THE GLOBAL/INTERNATIONAL MANAGEMENT TEAM
OCTOBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------

Little real progress has been made in restructuring the region's commercial, financial, or legal infrastructure. Regionally, any progress in achieving long-lasting and soundly-based economic recovery remains severely hampered by a mountainous burden of foreign debt. Although there appears to be a growing acceptance amongst G-7 banks and politicians that, faced with a choice between forgiveness or default, the former is likely to prove more rewarding, actual implementation is likely to prove both difficult and protracted. In the meantime, the potential for further civil unrest and political uncertainty suggest that markets are likely to remain volatile and that, at present levels, optimism has already been discounted and further upside potential -- at least in the medium term -- is limited.



LATIN AMERICA
In October 1997, the collapse of Asian currencies and equity markets triggered dramatic declines in Latin American equity markets, with investors particularly concerned over possible devaluation of the Brazilian currency. Prompt action by the Brazilian authorities in raising interest rates to punitively high levels, and instituting government spending reforms resulted in a successful defense of the currency. Brazil's privatization program remained on course, and fading concerns over the stability of the currency allowed the government to wind down interest rates gradually, although these remained at high levels. In April 1998, renewed turmoil in Asia affected investor confidence in emerging markets worldwide, and Latin America's equity markets sank throughout the remainder of the second quarter.


A brief rally in Asia fed through to Latin American equity markets but, in the closing months of the period under review, financial disarray in Russia, and fears over worldwide contagion, effectively destroyed the last vestiges of investor confidence in emerging markets. The ensuing `flight to quality' sent Latin American equity markets tumbling past their earlier New Year lows.


The region continues to suffer from investor concern over fiscal imbalances, with deficits in both government expenditure and trade accounts. The latter

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
MANAGERS' COMMENTARY: THE GLOBAL/INTERNATIONAL MANAGEMENT TEAM
OCTOBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------

have, in part, been due to weak commodity prices, but much has been the product of strong domestic growth that has sucked in imports. The re-election of President Cardoso has raised hopes that, together with support from international lending institutions, Brazil's government will be able to institute the fiscal reforms necessary to restore confidence in the country's currency. This could provide something of a role model for other Latin American countries, such as Argentina, Chile and Mexico, also experiencing trade deficits and fiscal imbalances.


On January 1, 1999 the Euro, the European Unions' new single currency, will replace the individual currencies of 11 participating European countries. This change will have no effect on the value of the International Portfolio in U.S. dollars, since the Euro will be converted into dollars in the same way that individual European country currencies are at present. Among the likely benefits of conversion to a single currency like the Euro are lower inflation, more stable currency relationships, increased competition, and lower cost of capital. Any initial dislocations associated with applying one interest rate policy to a variety of economies growing at differing speeds should be minor and more than offset by the enhanced opportunities available to well-run, innovative companies in the new Euro environment.


December 1998

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

Comparison of change in value of a hypothetical $10,000 purchase in Mentor Perpetual International Portfolio Class A and Class B Shares and the Morgan Stanley Capital International EAFE Index.*

                                    [GRAPH]

                                                 Morgan Stanley Capital
                Class A Shares  Class B Shares  International EAFE Index*
12/27/96            9,500           10,000             10,000
 4/30/97            9,952           10,584              9,905
10/31/97           10,403           11,048             10,217
 4/30/98           12,139           12,838             11,810
10/31/98           11,175+          11,354++           11,234*

                     Average Annual Returns as of 10/31/98

                                          1-Year   Since Inception**
                    Class A Shares        1.27%         6.23%
                    Class B Shares        2.64%         7.13%

Past performance is not indicative of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * The Morgan Stanley Capital International EAFE Index is an unmanaged index composed of approximately 1,119 securities issued by foreign companies listed on Europe, Australia & Far East (EAFE) stock exchanges. This is a total return index with gross dividends reinvested. The performance of countries and unmanaged indexes does not reflect expenses and many do not correspond to the performance of the Portfolio, which is actively managed and incurs expenses.

 + Represents a hypothetical investment of $10,000 in Mentor Perpetual
     International Portfolio Class A Shares, after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charges = $9,425). The Class A Shares' performance assumes the reinvestment of all dividends and distributions.

++ Represents a hypothetical investment of $10,000 in Mentor Perpetual
      International Portfolio Class B Shares. A contingent deferred sales charge will be imposed, if applicable, on Class B Shares at rates ranging from a maximum of 4.00% of amounts redeemed during the first year following the date of purchase to 1.00% of amounts redeemed during the six-year period following the date of purchase. Class B Shares are charged a redemption fee of 4.00% on any redemption less than one year from the purchase date. The value of the Class B Shares reflects a redemption fee in effect at the end of each of the stated periods. The Class B Shares' performance assumes the reinvestment of all dividends and distributions.

** Reflects operations on Mentor Perpetual International Portfolio Class A and
      Class B Shares from the date of initial offering on 12/27/96 through 10/31/98.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

Comparison of change in value of a hypothetical $10,000 purchase in Mentor Perpetual International Portfolio Class E Shares and the Morgan Stanley Capital International EAFE Index.*

                                    [GRAPH]

                                           Morgan Stanley Capital
                 Class E Shares           International EAFE Index*
 1/16/98            10,000                        10,000
 3/31/98            11,806                        10,974
 6/30/98            11,573                        11,098
10/31/98            10,833+                       10,524*

                          Annual Return as of 10/31/98

                                1-Year     Since Inception**
               Class E Shares     n/a           8.33%


Past performance is not indicative of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
 + Represents a hypothetical investment of $10,000 in Mentor Perpetual
     International Portfolio Class E Shares. The Class E Shares' performance assumes the reinvestment of all dividends and distributions.
 * The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, and Far East) World Index is an unmanaged index of approximately 1,119 securities issued by companies listed on European, Australian, and Far Eastern stock exchanges. It contains no US equities and is therefore a broadly diversified proxy for international performance. This is a total return index with gross dividends reinvested. The Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. Investors cannot invest in the index. The performance of countries and unmanaged indexes does not reflect expenses and may not correspond to the performance of Mentor Perpetual International Portfolio, which is actively managed and incurs expenses.
** Reflects operations of Mentor Perpetual International Portfolio Class E
      Shares from the date of initial offering on 1/16/98 through 10/31/98.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

Comparison of change in value of a hypothetical $10,000 purchase in Mentor Perpetual International Portfolio Class Y Shares and the Morgan Stanley Capital International EAFE Index.*

                                    [GRAPH]

                                        Morgan Stanley Capital
                  Class Y Shares      International EAFE Index*
 5/29/96              10,000                 10,000
10/31/96               9,696                  9,953
 4/30/97              10,627                 10,124
10/31/97              11,157                 10,443
 4/30/98              13,036                 12,071
10/31/98              12,015+                11,482*

                      Average Annual Return as of 10/31/98

                                       1-Year       Since Inception**
                    Class Y Shares      7.69%            7.86%

Past performance is not indicative of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
 + Represents a hypothetical investment of $10,000 in Mentor Perpetual
     International Portfolio Class Y Shares. The Class Y Shares' performance assumes the reinvestment of all dividends and distributions.
 * The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, and Far East) World Index is an unmanaged index of approximately 1,119 securities issued by companies listed on European, Australian, and Far Eastern stock exchanges. It contains no US equities and is therefore a broadly diversified proxy for international performance. This is a total return index with gross dividends reinvested. The Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. Investors cannot invest in the index. The performance of countries and unmanaged indexes does not reflect expenses and may not correspond to the performance of Mentor Perpetual International Portfolio, which is actively managed and incurs expenses.
** Reflects operations of Mentor Perpetual International Portfolio Class Y
      Shares from the date of commencement of operations on 5/29/96 through 10/31/98.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                                       Percent of Net Assets     Shares     Market Value
                                                      -----------------------   --------   -------------
PREFERRED STOCKS                                         2.54%
----------------------------------------------------------------------------------------------------
BRAZIL                                                                 0.15%
 Electrobras - Centrais Eletricas Brasileiras SA~                                 5,440    $  62,934
 Telecomonicacoes Brasileiras SA ~*                                               1,440      109,350
----------------------------------------------------------------------------------------------------
                                                                                             172,284
----------------------------------------------------------------------------------------------------
GERMANY                                                                2.39%
 M.A.N. AG                                                                        1,395      312,062
 Porsche AG                                                                         845    1,507,104
 Prosieben Media AG                                                              12,650      630,970
 Sap AG                                                                             797      388,381
----------------------------------------------------------------------------------------------------
                                                                                           2,838,517
----------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (COST $3,276,921)                                                   3,010,801
----------------------------------------------------------------------------------------------------
COMMON STOCKS                                           91.54%
----------------------------------------------------------------------------------------------------
ARGENTINA                                                              0.10%
 Perez Company SA~                                                                3,540       34,702
 Telecom Argentina SA~                                                            1,100       35,475
 Telefonica de Argentina SA~                                                      1,460       48,271
----------------------------------------------------------------------------------------------------
                                                                                             118,448
----------------------------------------------------------------------------------------------------
AUSTRIA                                                                0.57%
 Bank Austria AG                                                                 14,000      671,336
----------------------------------------------------------------------------------------------------
BELGIUM                                                                1.88%
 Cofinimmo                                                                        6,360      806,852
 Fortis AG                                                                        1,600      459,281
 G.I.B. Group Holdings SA                                                        20,000      955,861
----------------------------------------------------------------------------------------------------
                                                                                           2,221,994
----------------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                                    Percent of Net Assets      Shares      Market Value
                                                   -----------------------   ----------   -------------
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------------------------------

BRAZIL                                                              0.18%
 Companhia Energetica de Minais Gerais~                                         2,802     $  54,496
 Companhia Energetica de Sao Paulo~                                               630        12,253
 Pao de Acucar #                                                                2,730        45,772
 Petroleo Brasileiro SA ~                                                       4,200        52,814
 Vale do Rio Doche~                                                             3,320        50,097
---------------------------------------------------------------------------------------------------
                                                                                            215,432
---------------------------------------------------------------------------------------------------
CHILE                                                               0.10%
 Chilectra SA~                                                                  2,150        42,297
 Enersis SA~                                                                    2,100        43,837
 Telecomunicaciones de Chile~                                                   1,630        35,758
---------------------------------------------------------------------------------------------------
                                                                                            121,892
---------------------------------------------------------------------------------------------------
CHINA                                                               0.18%
 Huaneng Power International, Inc. - Class A~*                                 11,500       158,125
 Jiangsu Express Company, Limited                                             200,000        49,067
---------------------------------------------------------------------------------------------------
                                                                                            207,192
---------------------------------------------------------------------------------------------------
FINLAND                                                             2.78%
 Huhtamaki                                                                     17,400       584,554
 Metra Oyj - Class B                                                           39,480       690,635
 Nokia Oyj - Class A                                                           22,120     2,016,106
---------------------------------------------------------------------------------------------------
                                                                                          3,291,295
---------------------------------------------------------------------------------------------------
FRANCE                                                             12.00%
 Accor SA                                                                       4,800     1,009,661
 Air Liquide                                                                    5,250       880,047
 Atos SA                                                                        6,739     1,272,976
 Axa                                                                           11,060     1,251,925
 Casino Guichard Perrachn                                                      14,500     1,445,296
 Coflexip                                                                       8,325       750,270
 Colas                                                                          1,730       389,780

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                     Percent of Net Assets      Shares      Market Value
                                    -----------------------   ----------   -------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------

FRANCE (CONTINUED)


 Compagne de Saint-Gobain                                        3,400     $  503,749
 Comptoirs Modernes                                              2,200      1,352,199
 Elf Aquitane SA                                                10,925      1,266,181
 Entrelec                                                        3,000        169,791
 Genset SA~*                                                    20,000        587,500
 ISIS                                                            3,600        281,615
 Serp Recyclage *                                                3,809        566,407
 Societe Generale D'Enterprises                                 12,610        606,862
 Total SA - Class B                                              4,600        531,471
 Vivendi                                                         5,810      1,328,928
-------------------------------------------------------------------------------------
                                                                           14,194,658
-------------------------------------------------------------------------------------
GERMANY                                            5.42%
 Ava Allg Handels Der Verbrau                                    3,200      1,296,638
 Daimler Benz                                                   10,473        826,316
 Sauer, Inc.                                                    23,000        166,750
 Siemens AG                                                     14,475        880,402
 Veba AG                                                        37,940      2,085,094
 Viag AG                                                         1,700      1,155,260
-------------------------------------------------------------------------------------
                                                                            6,410,460
-------------------------------------------------------------------------------------
GREAT BRITAIN                                     16.80%
 Abbey National Bank                                            32,000        619,597
 Allied Zurich PLC *                                            28,700        339,568
 Arcadia Group PLC                                              37,750        164,886
 Arriva PLC                                                     23,000        141,260
 ASDA Group PLC                                                107,000        282,027
 BAA PLC                                                        30,000        337,127
 Barclays Bank PLC                                              31,650        679,028
 Bass PLC                                                       26,785        324,531
 Billiton PLC                                                  120,000        289,683
 Britannic Assurance PLC                                        15,000        318,049

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                       Percent of Net Assets      Shares      Market Value
                                      -----------------------   ----------   -------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------------------

GREAT BRITAIN (CONTINUED)


 British Aerospace PLC                                            74,200        $545,123
 British Airways                                                  42,800         313,005
 British American Tobacco PLC                                     32,700         291,950
 British Biotech *                                               190,000         128,776
 Burmah Castrol                                                   25,000         383,650
 British Petroleum Company PLC                                    26,000         383,550
 Celltech PLC *                                                   24,000         146,599
 Centrica PLC *                                                  134,200         258,833
 Countrywide Assured Group                                       100,000         164,840
 Debenhams PLC                                                    37,500         241,925
 Dixons Group                                                     19,000         200,159
 Emap PLC                                                         25,000         426,324
 Enterprise Oil PLC                                               45,500         313,334
 Glaxo Wellcome PLC                                               24,000         744,239
 Granada Group PLC                                                33,400         508,364
 Great Universal Stores PLC                                       27,300         296,734
 Greenalls Group PLC                                              50,000         274,036
 House of Fraser                                                  50,000          53,970
 HSBC Holdings PLC                                                31,000         702,435
 Iceland Group PLC                                                38,250         125,782
 III Group PLC                                                    38,500         328,592
 Imperial Chemical Industries PLC                                 38,000         340,859
 Inchcape PLC                                                     70,000         120,659
 Ladbroke Group                                                   50,000         182,621
 Lloyds TSB Group PLC                                             57,000         704,928
 Medeva PLC                                                      123,300         249,674
 Meggitt PLC                                                      60,000         151,117
 National Westminster Bank                                        32,200         537,520
 Northern Foods PLC                                               70,000         189,775
 PowerGen PLC                                                     26,000         368,973
 Prudential Corporation PLC                                       33,140         434,250
 Rank Group PLC                                                   90,000         368,254
 Reckitt & Colman PLC                                             14,100         242,806

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                                  Percent of Net Assets      Shares      Market Value
                                                 -----------------------   ----------   -------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------------

GREAT BRITAIN (CONTINUED)


 Reuters Group PLC                                                           38,700     $  397,978
 Rolls-Royce PLC                                                            135,000        501,548
 Safeway                                                                     26,882        133,949
 Sainsbury (J.) PLC *                                                        55,000        485,984
 Scotia Holdings *                                                           30,000         60,497
 Securicor PLC                                                               45,000        331,165
 Signet Group                                                               361,500        193,590
 Smith (H.W.) Group PLC                                                      32,150        295,379
 SmithKline Beecham PLC                                                      42,000        517,664
 Spirax-Sarco Engineering PLC                                                30,000        280,646
 Stakis PLC                                                                 240,000        393,607
 Standard Chartered Bank                                                     51,500        548,785
 Tate & Lyle PLC                                                             34,682        199,223
 Tesco PLC                                                                  103,900        283,854
 Trinity PLC                                                                 30,000        225,671
 United Assurance Group PLC                                                  29,250        284,644
 United News & Media PLC                                                     42,000        464,948
 UTD Assurance Group CNV                                                     15,000          3,263
 Vickers Group                                                               18,333         51,696
--------------------------------------------------------------------------------------------------
                                                                                        19,873,503
--------------------------------------------------------------------------------------------------
HONG KONG                                                        2.79%
 Aeon Credit Services                                                       434,000         72,291
 Cheung Kong Holdings                                                        41,000        280,586
 China Foods Holdings, Limited *                                            300,000         79,411
 China Resources Beijing                                                    180,000         48,227
 China Telecom Tranche 2 Widget (c)                                          66,000        111,939
 China Telecom Tranche 1 Widget (c)                                          54,000         91,865
 Citic Pacific, Limited                                                      50,000        122,991
 Dah Sing Financial                                                          64,000        112,389
 Elec & Eltek International Company, Limited                                685,000        131,790
 First Tractor Company                                                      280,000         88,579
 HKR International, Limited                                                 432,800        244,496

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                             Percent of Net Assets      Shares      Market Value
                                            -----------------------   ----------   -------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------------------------

HONG KONG (CONTINUED)


 Hong Kong & China Gas                                                 104,000     $ 147,718
 Hong Kong Electric                                                     60,000       220,027
 HSBC Holdings PLC - Warrants                                            2,685        61,539
 Hung Hing Printing Group                                              238,000        92,194
 Hutchison Whampoa, Limited                                             30,000       214,991
 National Mutual Asia, Limited                                         280,000       191,620
 New World Development                                                 120,675       280,476
 Road King Infrastructure, Limited                                     464,544       329,911
 Swire Pacific, Limited - Class A                                       50,000       265,350
 Yanzhou Coal Mining Company - Class H                                 600,000       117,761
--------------------------------------------------------------------------------------------
                                                                                   3,306,151
--------------------------------------------------------------------------------------------
INDIA                                                      0.29%
 BSES, Limited #*                                                        8,000        97,600
 Hindalco Industries, Limited #                                          4,000        46,000
 Mahanagar Telephone Nigam, Limited # *                                  6,000        61,500
 Tata Electric #                                                           800       140,000
--------------------------------------------------------------------------------------------
                                                                                     345,100
--------------------------------------------------------------------------------------------
INDONESIA                                                  0.10%
 Bat Indonesia                                                          20,000        30,482
 Gudang Garam                                                           50,000        44,051
 PT HM Sampoerna                                                       100,000        38,585
--------------------------------------------------------------------------------------------
                                                                                     113,118
--------------------------------------------------------------------------------------------
IRELAND                                                    3.04%
 Bank of Ireland                                                        71,300     1,313,719
 CRH PLC                                                                92,300     1,345,382
 Elan Corporation PLC~*                                                 13,450       942,341
--------------------------------------------------------------------------------------------
                                                                                   3,601,442
--------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                          Percent of Net Assets      Shares      Market Value
                                         -----------------------   ----------   -------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------------------------

ITALY                                                     7.90%
 Assicurazioni Generali                                              15,450     $  554,010
 ENI SPA                                                            205,000      1,220,983
 Finmeccanica SPA                                                   972,030        771,330
 Grupo Editoriale L'Espresso                                        210,500      1,877,398
 Instituto Mobiliare Italiano                                        86,000      1,323,885
 Ina SPA                                                            348,000        959,817
 Rinascente SPA                                                      92,650        894,239
 Telecom Italia SPA                                                 180,000        908,247
 Telecom Italia SPA - Warrants                                      114,000        825,229
------------------------------------------------------------------------------------------
                                                                                 9,335,138
------------------------------------------------------------------------------------------
JAPAN                                                    12.75%
 Asahi Glass Company, Limited                                       240,000      1,341,070
 Chugai Pharmaceuticals                                             195,000      1,776,918
 Kirin Brewery Company, Limited                                     145,000      1,583,065
 Kokusai Securities Company, Limited                                160,000      1,375,457
 Mitsui Chemicals, Inc.                                             410,000      1,275,908
 Nippon Steel Corporation                                           800,000      1,396,089
 Nitto Boseki Company                                               550,000      1,276,596
 Sony Music Entertainment, Inc.                                       7,000        244,315
 Sumitomo Warehouse Company, Limited                                335,000      1,411,133
 Tokyo Electric Power Company                                        67,000      1,699,119
 Tokio Marine & Fire Insurance                                      150,000      1,708,575
------------------------------------------------------------------------------------------
                                                                                15,088,245
------------------------------------------------------------------------------------------
KOREA                                                     0.04%
 Atlantis Korean Smaller Companies                                    5,000         27,300
 Schroder Korea Fund                                                  7,000         23,520
------------------------------------------------------------------------------------------
                                                                                    50,820
------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                         Percent of Net Assets      Shares      Market Value
                                        -----------------------   ----------   -------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------------

MALAYSIA                                               0.15%
 Boustead Holdings Berhad (b)                                       10,000     $   6,158
 IOI Corporation Berhad (b)                                        300,000       118,419
 Nanyang Press Berhad (b)                                            8,000         7,368
 Petronas Dagangan Berhad (b)                                       80,000        48,210
----------------------------------------------------------------------------------------
                                                                                 180,155
----------------------------------------------------------------------------------------
MEXICO                                                 0.39%
 Cemex SA~*                                                          5,150        27,981
 Cifra SA                                                           40,400        54,363
 DESC SA~                                                            3,732        70,442
 Empresas La Moderna SA~                                             1,850        44,169
 Grupo Carso SA~                                                    10,790        74,400
 Kimberly-Clark de Mexico SA~                                        3,460        44,115
 Panamerican Beverages - Class A *                                   2,760        55,890
 Telefonos de Mexico SA - Class L~                                   1,770        93,478
----------------------------------------------------------------------------------------
                                                                                 464,838
----------------------------------------------------------------------------------------
NETHERLANDS                                            0.81%
 Laurus NV                                                          10,500       264,455
 Royal Dutch Petroleum Company                                       6,476       313,025
 Vendex International NV                                            15,000       381,812
 Vendex International NV - Coupon                                   15,000         2,010
----------------------------------------------------------------------------------------
                                                                                 961,302
----------------------------------------------------------------------------------------
PERU                                                   1.01%
 Telefonica del Peru SA~                                            26,000     1,176,019
 Telefonica del Peru SA - Warrants~                                  1,900        24,700
----------------------------------------------------------------------------------------
                                                                               1,200,719
----------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                            Percent of Net Assets      Shares      Market Value
                                           -----------------------   ----------   -------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------

PHILIPPINES                                               0.09%
 Ayala Corporation                                                     45,000     $   11,431
 Benpres Holdings # *                                                  29,000         79,750
 Benpres Holdings - Rights (a)#                                        11,600         15,370
--------------------------------------------------------------------------------------------
                                                                                     106,551
--------------------------------------------------------------------------------------------
PORTUGAL                                                  2.17%
 BPI SGPS SA                                                           30,900        943,636
 Cimpor Cimentos de Portugal                                           15,000        516,368
 Elec de Portugal                                                      28,500        713,481
 Jeronimo Martins                                                       9,050        390,422
--------------------------------------------------------------------------------------------
                                                                                   2,563,907
--------------------------------------------------------------------------------------------
SINGAPORE                                                 1.18%
 GP Batteries International, Limited                                  100,000        220,511
 Jardine Strategic Holdings                                           100,000        160,000
 Marco Polo Developments, Limited                                     150,000        143,209
 Overseas Chinese Bank *                                               80,286        351,112
 Overseas Union Bank, Limited                                          60,000        163,351
 United Overseas Bank                                                  76,000        358,115
--------------------------------------------------------------------------------------------
                                                                                   1,396,298
--------------------------------------------------------------------------------------------
SPAIN                                                     9.15%
 Acciona SA                                                             6,745      1,746,092
 Argentaria Corp Bancaria de Espana SA                                 61,903      1,349,354
 Baron de Ley *                                                        40,000      1,338,454
 Centros Comerciales Continente SA                                     51,791      1,546,990
 Gas Natural SDG, SA                                                   14,300      1,233,618
 Prosegur CIA de Seguridad SA                                          98,294      1,191,887
 Tabacalera SA                                                         69,250      1,674,490
 Viscofan Envolturas Celulosicas SA                                    25,051        745,597
--------------------------------------------------------------------------------------------
                                                                                  10,826,482
--------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                              Percent of Net Assets      Shares      Market Value
                                             -----------------------   ----------   --------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------------------

SWEDEN                                                      3.26%
 BPA AB                                                                 115,000     $   272,949
 Celsius AB - Class B                                                    62,800       1,007,120
 Ericsson LM - Class B                                                   30,680         692,755
 ForeningsSparbanken AB - Class A                                        55,800       1,514,106
 Hennes & Mauritz AB - Class B                                            5,170         364,809
-----------------------------------------------------------------------------------------------
                                                                                      3,851,739
-----------------------------------------------------------------------------------------------
SWITZERLAND                                                 6.22%
 Jelmoli Holdings AG                                                        860       1,059,646
 Nestle SA                                                                  840       1,790,276
 Novartis AG                                                              1,084       1,957,345
 Roche Holdings AG - Genusshein                                              83         970,473
 SCHW Rueckversicherungs                                                    260         580,300
 UBS AG *                                                                 3,655       1,004,834
-----------------------------------------------------------------------------------------------
                                                                                      7,362,874
-----------------------------------------------------------------------------------------------
TAIWAN                                                      0.06%
 Taipei Fund *                                                                4          31,800
 Taiwan Semiconductor~*                                                   2,950          38,258
-----------------------------------------------------------------------------------------------
                                                                                         70,058
-----------------------------------------------------------------------------------------------
THAILAND                                                    0.13%
 Cogeneration PLC                                                        67,000          50,027
 Electricity Generating Public Company *                                 40,000         105,349
-----------------------------------------------------------------------------------------------
                                                                                        155,376
-----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $105,430,547)                                             108,306,523
-----------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                                                               Principal
                                                    Percent of Net Assets       Amount        Market Value
                                                   -----------------------   ------------   ----------------
CORPORATE BONDS                                      0.24%
---------------------------------------------------------------------------------------------------------
GREAT BRITAIN                                                       0.02%
 Scotia Holdings, 8.50%, 3/26/02                                             $  19,000      $      23,370
---------------------------------------------------------------------------------------------------------
KOREA                                                               0.10%
 Republic of Korea, 8.88%, 4/15/08                                             130,000            114,522
---------------------------------------------------------------------------------------------------------
THAILAND                                                            0.13%
 PTTEP International, Limited, 7.63%, 10/01/06                                 200,000            150,110
---------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $265,452)                                                             288,002
---------------------------------------------------------------------------------------------------------
                                                                                              111,605,326
---------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT                                3.85%
---------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Goldman Sachs & Company Dated 10/30/98,
   5.44%, due 11/02/98, collateralized by Federal
   Home Loan Mortgage Corporation,
   $4,569,952, 6.50%, 3/01/11, market value
   $4,647,069 (cost $4,551,044)                                              4,551,044          4,551,044
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $113,523,964)               98.17%                                    116,156,370
OTHER ASSETS LESS LIABILITIES                        1.83%                                      2,165,803
---------------------------------------------------------------------------------------------------------
NET ASSETS                                         100.00%                                  $ 118,322,173
---------------------------------------------------------------------------------------------------------

     * Non-income producing.
     ~ American Depository Receipts.
     # Global Depository Receipts.
(a) These are securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) These securities are considered illiquid due to a one year moratorium on the repatriation of assets from Malaysia.
(c) All or a portion of these securities are illiquid securities, and are valued using market quotations where readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Trustees.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $161,082,305 and $112,179,739, respectively.



INCOME TAX INFORMATION
At October 31, 1998, the aggregated cost of investment securities for federal income tax purposes was $114,041,652. Net unrealized appreciation aggregated $2,114,718, of which $10,370,771 related to appreciated investment securities and $8,256,053, related to depreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
 Investments, at market value (Note 2)
   Investment securities                                                                    $111,605,326
   Repurchase agreements                                                                       4,551,044
---------------------------------------------------------------------------------------      ------------
    Total investments (cost $113,523,964)                                                    116,156,370
---------------------------------------------------------------------------------------      ------------
 Collateral for securities loaned (Note 2)                                                    10,009,574
 Receivables
   Investments sold                                                                            2,188,647
   Fund shares sold                                                                            1,565,732
   Dividends and interest                                                                        286,072
   Unrealized appreciation on forward foreign currency exchange contracts (Note 6)                 5,465
 Deferred expenses (Note 2)                                                                       10,700
---------------------------------------------------------------------------------------      ------------
    Total assets                                                                             130,222,560
---------------------------------------------------------------------------------------      ------------
LIABILITIES
 Payables
   Investments purchased                                                                     $ 1,442,996
   Securities loaned (Note 2)                                                                 10,009,574
   Fund shares redeemed                                                                          336,540
   Unrealized depreciation on forward foreign currency exchange contracts (Note 6)                60,007
 Accrued expenses and other liabilities                                                           51,270
---------------------------------------------------------------------------------------      ------------
    Total liabilities                                                                         11,900,387
---------------------------------------------------------------------------------------      ------------
NET ASSETS                                                                                  $118,322,173
---------------------------------------------------------------------------------------      ------------
Net Assets represented by: (Note 2)
 Additional paid-in capital                                                                 $116,499,350
 Accumulated undistributed net investment loss                                                        53
 Accumulated net realized loss on investment transactions                                       (775,647)
 Net unrealized appreciation of investments and foreign currency related transactions          2,598,417
---------------------------------------------------------------------------------------      ------------
NET ASSETS                                                                                  $118,322,173
---------------------------------------------------------------------------------------      ------------
NET ASSET VALUE PER SHARE
 Class A Shares                                                                              $     14.65
 Class B Shares                                                                              $     14.52
 Class E Shares                                                                              $     14.72
 Class Y Shares                                                                              $     14.74
OFFERING PRICE PER SHARE
 Class A Shares                                                                              $     15.54(a)
 Class B Shares                                                                              $     14.52
 Class E Shares                                                                              $     14.72
 Class Y Shares                                                                              $     14.74
SHARES OUTSTANDING
 Class A Shares                                                                                4,284,451
 Class B Shares                                                                                2,916,071
 Class E Shares                                                                                  149,924
 Class Y Shares                                                                                  744,956

(a) Computation of offering price: 100/94.25 of net asset value.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------


INVESTMENT INCOME
 Dividends (b)                                                                     $ 1,888,271
 Interest                                                                              413,497
--------------------------------------------------------------------------------   -----------
   Total investment income (Note 2)                                                  2,301,768
--------------------------------------------------------------------------------   -----------
EXPENSES
 Management fee (Note 4)                                                               983,291
 Distribution fee (Note 5)                                                             243,187
 Shareholder service fee (Note 5)                                                      203,505
 Custodian and accounting fees                                                         157,638
 Transfer agent fee                                                                    110,878
 Administration fee (Note 4)                                                            63,564
 Registration expenses                                                                  59,351
 Shareholder reports and postage expenses                                               26,245
 Organizational expenses                                                                 3,993
 Legal fees                                                                              3,599
 Audit fees                                                                              1,831
 Directors' fees and expenses                                                            1,469
 Miscellaneous                                                                           1,574
--------------------------------------------------------------------------------   -----------
   Total expenses                                                                    1,860,125
--------------------------------------------------------------------------------   -----------
Deduct
 Waiver of management fee (Note 4)                                                    (318,510)
--------------------------------------------------------------------------------   -----------
   Net expenses                                                                      1,541,615
--------------------------------------------------------------------------------   -----------
NET INVESTMENT INCOME                                                                  760,153
--------------------------------------------------------------------------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED
 TRANSACTIONS
 Net realized loss on investments and foreign currency related transactions
   (Note 2)                                                                         (1,408,584)
 Change in unrealized appreciation (depreciation) on investments and foreign
   currency related transactions                                                     4,181,964
--------------------------------------------------------------------------------   -----------
 Net gain on investments and foreign currency related transactions                   2,773,380
--------------------------------------------------------------------------------   -----------
 Net increase in net assets resulting from operations                              $ 3,533,533
--------------------------------------------------------------------------------   -----------

(b) Net of foreign withholding taxes of $221,269.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


                                                                 Year Ended         Year Ended
                                                                  10/31/98           10/31/97
                                                             -----------------   ---------------
NET INCREASE IN NET ASSETS
OPERATIONS
 Net investment income                                         $     760,153      $    193,577
 Net realized gain (loss) on investments and foreign
   currency related transactions                                  (1,408,584)          177,630
 Change in unrealized appreciation (depreciation) on
   investments and foreign currency related transactions           4,181,964        (1,434,574)
----------------------------------------------------------     -------------      ------------
 Increase (decrease) in net assets resulting from
   operations                                                      3,533,533        (1,063,367)
----------------------------------------------------------     -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income
   Class A                                                           (71,555)                -
   Class B                                                           (52,551)                -
   Class E                                                            (2,861)                -
   Class Y                                                           (26,033)                -
 Net realized gain on investments
   Class A                                                           (91,708)                -
   Class B                                                           (54,364)                -
   Class Y                                                           (51,028)          (36,772)
   Class E                                                                 -                 -
 Tax return of capital
   Class A                                                          (594,361)                -
   Class B                                                          (404,533)                -
   Class E                                                           (19,395)                -
   Class Y                                                          (103,344)                -
----------------------------------------------------------     -------------      ------------
   Total distributions to shareholders                            (1,471,733)          (36,772)
----------------------------------------------------------     -------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 7)
 Proceeds from sale of shares                                     70,000,076        62,103,256
 Reinvested distributions                                          1,395,920            36,772
 Shares redeemed                                                 (23,829,534)       (1,087,432)
----------------------------------------------------------     -------------      ------------
 Change in net assets resulting from capital share
   transactions                                                   47,566,462        61,052,596
----------------------------------------------------------     -------------      ------------
Increase in net assets                                            49,628,262        59,952,457
NET ASSETS
 Beginning of period                                              68,693,911         8,741,454
----------------------------------------------------------     -------------      ------------
 End of period (including accumulated undistributed net
   investment income of $53 and $8,093, respectively)          $ 118,322,173      $ 68,693,911
----------------------------------------------------------     -------------      ------------

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
CLASS A SHARES


                                                                 Year              Period
                                                                 Ended             Ended
                                                               10/31/98         10/31/97 (b)
                                                             ------------   -------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                           $  13.83        $    12.53
----------------------------------------------------------     --------        ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                             0.11              0.01
 Net realized and unrealized gain on investments                   0.91              1.29
----------------------------------------------------------     --------        ----------
 Total from investment operations                                  1.02              1.30
----------------------------------------------------------     --------        ----------
LESS DISTRIBUTIONS FROM
 Net investment income                                            (0.03)                -
 Capital gains                                                    (0.03)                -
 Tax return of capital                                            (0.14)                -
----------------------------------------------------------     --------        ----------
 Total distributions                                              (0.20)                -
----------------------------------------------------------     --------        ----------
NET ASSET VALUE, END OF PERIOD                                 $  14.65        $    13.83
----------------------------------------------------------     --------        ----------
Total Return*                                                      7.43%            10.38%
----------------------------------------------------------     --------        ----------
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $ 62,782        $   33,213
Ratio of expenses to average net assets                            1.35%             1.35% (a)
Ratio of expenses to average net assets excluding waiver           1.68%             1.92% (a)
Ratio of net investment income to average net assets               0.96%             0.71% (a)
Portfolio turnover rate                                             120%              107%
----------------------------------------------------------     --------        ----------

(a) Annualized.
(b) For the period from December 27, 1996 (initial offering of Class A shares) to October 31, 1997.
 * Total return does not reflect sales commission and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
CLASS B SHARES


                                                                 Year              Period
                                                                 Ended             Ended
                                                               10/31/98         10/31/97 (c)
                                                             ------------   -------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                           $  13.81        $    12.53
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                             0.03                 -
 Net realized and unrealized gain on investments                   0.88              1.28
-----------------------------------------------------------------------------------------------
 Total from investment operations                                  0.91              1.28
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
 Net investment income                                            (0.03)                -
 Capital gains                                                    (0.03)                -
 Tax return of capital                                            (0.14)                -
-----------------------------------------------------------------------------------------------
 Total distributions                                              (0.20)                -
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  14.52        $    13.81
-----------------------------------------------------------------------------------------------
Total Return*                                                      6.64%            10.22%
-----------------------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $ 42,354        $   19,371
Ratio of expenses to average net assets                            2.10%             2.10% (a)
Ratio of expenses to average net assets excluding waiver           2.43%             2.65% (a)
Ratio of net investment income to average net assets               0.21%             0.04% (a)
Portfolio turnover rate                                             120%              107%
-----------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from December 27, 1996 (initial offering of Class B shares) to October 31, 1997.
 * Total return does not reflect sales commission and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
CLASS E SHARES


                                                                    Period
                                                                    Ended
                                                                 10/31/98 (e)
                                                             -------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                            $    13.53
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                0.19
 Net realized and unrealized gain on investments                      1.15
----------------------------------------------------------------------------
 Total from investment operations                                     1.34
----------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
 Net investment income                                               (0.02)
 Tax return of capital                                               (0.13)
----------------------------------------------------------------------------
   Total distributions                                               (0.15)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $    14.72
----------------------------------------------------------------------------
Total Return*                                                         8.33%
----------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                        $    2,207
Ratio of expenses to average net assets                               1.35% (a)
Ratio of expenses to average net assets excluding waiver              1.76% (a)
Ratio of net investment income to average net assets                  1.57% (a)
Portfolio turnover rate                                                120%
----------------------------------------------------------------------------

(a) Annualized.
(e) For the period from January 16, 1998 (initial offering of Class E shares) to October 31, 1998.
 * Total return does not reflect sales commission and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
CLASS Y SHARES


                                                                 Year           Year              Period
                                                                 Ended          Ended             Ended
                                                               10/31/98       10/31/97         10/31/96 (f)
                                                             ------------   ------------   -------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                           $  13.89       $  12.12        $    12.50
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                             0.27           0.15              0.04
 Net realized and unrealized gain (loss) on investments            0.79           1.67             (0.42)
--------------------------------------------------------------------------------------------------------------
 Total from investment operations                                  1.06           1.82             (0.38)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
 Net investment income                                            (0.02)         (0.05)                -
 Capital gains                                                    (0.05)             -                 -
 Tax return of capital                                            (0.14)             -                 -
--------------------------------------------------------------------------------------------------------------
 Total distributions                                              (0.21)         (0.05)                -
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  14.74       $  13.89        $    12.12
--------------------------------------------------------------------------------------------------------------
Total Return*                                                      7.69%         15.07%            (3.04%)
--------------------------------------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $ 10,979       $ 16,110        $    8,741
Ratio of expenses to average net assets                            1.10%          1.10%             1.10% (a)
Ratio of expenses to average net assets excluding waiver           1.43%          1.74%             1.75% (a)
Ratio of net investment income to average net assets               1.21%          1.20%             0.89% (a)
Portfolio turnover rate                                             120%           107%               59%
--------------------------------------------------------------------------------------------------------------

(a) Annualized.
(f) For the period from May 29, 1996 (commencement of operations) to October 31, 1996.
 * Total return does not reflect sales commission and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998

NOTE 1: ORGANIZATION
Mentor Institutional Trust ("Trust") was organized on February 8, 1994, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of four separate diversified portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at October 31, 1998, as follows:


       Mentor U.S. Government
        Cash Management Portfolio ("Cash  Management Portfolio")
       Mentor Fixed-Income Portfolio  ("Fixed-Income Portfolio")
       Mentor Perpetual International  Portfolio ("The Portfolio")
       SNAP Fund


The assets of each Portfolio of the Trust are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.


These financial statements include only the International Portfolio.

The Portfolio currently issues four classes of shares. Class A shares are sold subject to a maximum sales charge of 5.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption which decreases depending on when shares were purchased and how long they have been held. Class E and Class Y shares are not subject to any sales charges.


NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.


(a) Valuation of Securities -- Listed securities held by the Portfolio traded on national securities exchanges and over-the-counter securities quoted on the NASDAQ National Market System are valued at the

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

last reported sales price or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market under procedures approved by the Board of Trustees. Securities traded in the over-the-counter market, other than those quoted on the NASDAQ National Market System, are valued at the last available bid price.


Foreign currency amounts are translated into United States dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange, purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains/losses are a component of unrealized appreciation/depreciation of investments.


Net realized foreign currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of investment gains and losses related to foreign currency fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.


(b) Repurchase Agreements -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.


The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


(c) Portfolio Securities Loaned -- The Portfolio is authorized by the Board of Trustees to participate in securities lending transactions.


The Portfolio may receive fees for participating in securities lending transactions. During the period that a security is out on loan, the Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in an amount at least equal to, at all times, the fair value of the securities loaned plus interest. When cash is received as collateral, the Portfolio records an asset and obligation for the market value of that collateral. Cash received as collateral may be reinvested, in which case that security is recorded as an asset of the Portfolio. Variations in the market value of the securities loaned occurring during the term of the loan are reflected in the value of the Portfolio.

At October 31, 1998, the Portfolio had loaned securities to brokers which were collateralized by cash and securities. Cash collateral at October 31, 1998 was reinvested in U.S. Treasury and high quality money market instruments. Income from securities lending activities amounted to $85,211 for the year ended October 31, 1998. The risks to the Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At October 31, 1998, the market value of the securities on loan and the related collateral were as follows:



  Securities          Cash          Securities
    On Loan        Collateral       Collateral
--------------   --------------   -------------
$10,800,732      $10,009,574      $1,121,971

(d) Security Transactions and Interest Income -- Security transactions for the Portfolio are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Dividends are recorded on ex-dividend date. Realized and unrealized gains and losses on investment security transactions are calculated on an identified cost basis.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(e) Expenses -- Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Trust expenses are allocated among the Portfolios in proportion to their relative net assets.


(f) Federal Taxes -- No provision for federal income taxes has been made since it is the Portfolio's intent to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.


At October 31, 1998 the Portfolio had a capital loss carryforward of approximately $258,000. In accordance with tax regulations, the capital loss carryforward will expire on October 31, 2006. It is the Portfolio's policy to defer distributions or realized gains until the capital loss carryforward is utilized or expired.


(g) Deferred Expenses -- Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred by the Portfolios and are being amortized on a straight-line basis over a five-year period.


(h) Distributions -- Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the deferral of wash sales.


NOTE 3: DIVIDENDS
Dividends are declared and paid annually by the Portfolio. Capital gains realized by the Portfolio, if any, will be distributed annually.


NOTE 4: INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS
The Portfolio has entered into an Investment Advisory Agreement with Mentor Perpetual Advisors, LLC ("Mentor Perpetual"). Mentor Perpetual is owned equally by Mentor Investment Advisors, LLC and Perpetual plc., a diversified financial services holding company. Under this agreement, Mentor Perpetual's management fee is accrued daily and paid monthly at an annual rate of 1.00% applied to the average daily net assets of the Portfolio. For the year ended

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

October 31, 1998, Mentor Perpetual earned advisory fees of $983,291 and waived $318,510 of those fees.


Mentor Investment Group, LLC ("Mentor") provides administrative personnel and services to the Portfolio, pursuant to an Administration Agreement. For the year ended October 31, 1998, Mentor earned administration fees of $63,564. Mentor is a partially owned subsidiary of Wheat First Butcher Singer, Inc., ("Wheat") and EVEREN Capital Corporation.


NOTE 5: DISTRIBUTION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Portfolio has adopted a Distribution Plan ("the Plan") with respect to its Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under a Distribution Agreement between the Portfolio and Mentor Distributors, LLC ("Mentor Distributors") a wholly-owned subsidiary of BISYS Fund Services, Inc., Mentor Distributors was appointed distributor of the Portfolio. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Portfolio pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.75% of the Portfolio's average daily net assets.


Mentor Distributors may select financial institutions, such as investment dealers and banks to provide sales support services as agents for their clients or customers who beneficially own Class B shares of the Portfolio. Financial institutions will receive fees from Mentor Distributors based upon Class B shares owned by their clients or customers.


The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to Class A, Class B and Class E shares of the Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with the Portfolio to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of Class A, Class B or Class E shares of the Portfolio. In return for providing these support services, a financial institution may receive payments from the Portfolio at a rate not exceeding 0.25% of

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

the average daily net assets of the Class A, Class B or Class E shares.


Presently, the Portfolio's class specific expenses are limited to expenses incurred by a class of shares pursuant to its respective Distribution Plan. For the year ended October 31, 1998, distribution fees and shareholder servicing fees were as follows:



 Distribution        Shareholder Service Fee
     Fee          Class A      Class B     Class E
-------------   -----------   ---------   --------
$243,187        $117,340      $80,587     $5,578

NOTE 6: FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Portfolio may enter into forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Portfolio may enter into contracts to hedge certain foreign currency assets. Contracts are recorded at market value. Realized gains and losses arising from such transactions are included in net gain (loss) on investments and forward foreign currency exchange contracts. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract. At October 31, 1998, the Portfolio had outstanding forward contracts as set forth below.



                                                                                               Unrealized
                                            Contracts to                     In Exchange     Appreciation/
 Settlement Date                          Deliver/Receive        Value           For         (Depreciation)
-----------------                        -----------------   ------------   -------------   ---------------
Purchases
11/30/98            Singapore Dollar           416,000       $ 255,465      $ 250,000          $   5,465
Sales
11/03/98            British Pound               37,175          62,194         62,213                (19)
11/03/98            British Pound               31,915          53,394         53,410                (16)
11/04/98            British Pound               36,722          61,436         61,454                (18)
3/18/99             Hong Kong Dollar         7,928,000       1,000,000      1,016,475            (16,475)
11/30/98            Singapore Dollar           885,000         500,000        543,478            (43,479)
--------            ------------------       ---------       ---------      ---------          ---------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

NOTE 7: CAPITAL SHARE TRANSACTIONS
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in capital shares were as follows:



                                                               Period Ended                      Period Ended
                                                                 10/31/98                          10/31/97
                                                         Shares           Dollars           Shares          Dollars
                                                     -------------   ----------------   -------------   ---------------
CLASS A: (a)
Shares sold                                            2,714,324      $  40,017,047       2,446,508      $ 35,229,362
Shares issued upon reinvestment of distributions          51,307            729,947               -                 -
Shares redeemed                                         (882,718)       (12,590,371)        (44,970)         (656,144)
                                                       ---------      -------------       ---------      ------------
Change in net assets from capital share
transactions                                           1,882,913      $  28,156,623       2,401,538      $ 34,573,218
                                                       ---------      -------------       ---------      ------------
CLASS B: (a)
Shares sold                                            1,859,926      $  27,973,060       1,423,996      $ 20,841,823
Shares issued upon reinvestment of distributions          33,872            478,262               -                 -
Shares redeemed                                         (380,236)        (5,482,882)        (21,487)         (307,588)
                                                       ---------      -------------       ---------      ------------
Change in net assets from capital share
transactions                                           1,513,562      $  22,968,440       1,402,509      $ 20,534,235
                                                       ---------      -------------       ---------      ------------
CLASS E: (b)
Shares sold                                              148,374      $   2,008,618               -      $          -
Shares issued upon reinvestment of distributions           1,550             22,256               -                 -
Shares redeemed                                                -                  -               -                 -
                                                       ---------      -------------       ---------      ------------
Change in net assets from capital share
transactions                                             149,924      $   2,030,874               -      $          -
                                                       ---------      -------------       ---------      ------------
CLASS Y:
Shares sold                                                   95      $       1,350         444,362      $  6,032,071
Shares issued upon reinvestment of distributions          11,659            165,455           3,002            36,772
Shares redeemed                                         (426,754)        (5,756,280)         (8,616)         (123,700)
                                                       ---------      -------------       ---------      ------------
Change in net assets from capital share
transactions                                            (415,000)     $  (5,589,475)        438,748      $  5,945,143
                                                       ---------      -------------       ---------      ------------

(a) For the period from December 27, 1996 (initial offering of Class A and Class B shares) to October 31, 1997.
(b) For the period from January 16, 1998 (initial offering of Class E shares) to October 31, 1998.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
ADDITIONAL INFORMATION

YEAR 2000 (UNAUDITED)
The Portfolio receives services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.


FEDERAL TAX STATUS OF DIVIDENDS DECLARED (UNAUDITED)
Long-term capital gain dividends paid during the year were $143,609. For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE TRUSTEES AND SHAREHOLDERS
MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Mentor Perpetual International Portfolio, a portfolio of Mentor Institutional Trust as of October 31, 1998, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the two-year period then ended and for the period from May 29, 1996 (commencement of operations) to October 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mentor Perpetual International Portfolio, a portfolio of Mentor Institutional Trust, as of October 31, 1998 and the results of its operations, changes in its net assets and financial highlights for the periods specified in the first paragraph above, in conformity with generally accepted accounting principles.


                                                      /s/ KPMG Peat Marwick LLP


Boston, Massachusetts
December 18, 1998

TRUSTEES
Daniel J. Ludeman, TRUSTEE & CHAIRMAN
      Chairman and Chief Executive Officer
      Mentor Investment Group, LLC


Arch T. Allen III, TRUSTEE
      Attorney at Law
      Allen & Moore, LLP


Jerry R. Barrentine, TRUSTEE
      President
      J.R. Barrentine & Associates


Arnold H. Dreyfuss, TRUSTEE
      Former Chairman & Chief Executive Officer
      Hamilton Beach/Proctor-Silex, Inc.


Weston E. Edwards, TRUSTEE
      President
      Weston Edwards & Associates


Thomas F. Keller, TRUSTEE
      Former Dean, Fuqua School of Business
      Duke University


Louis W. Moelchert, Jr., TRUSTEE
      Vice President for Business & Finance
      University of Richmond


J. Garnett Nelson, TRUSTEE
      Consultant
      Mid-Atlantic Holdings, LLC


Troy A. Peery, Jr., TRUSTEE
      President
      Heilig-Meyers Company


Peter J. Quinn, Jr., TRUSTEE
      Managing Director
      Mentor Investment Group, LLC


OFFICERS
Paul F. Costello, PRESIDENT
      Managing Director
      Mentor Investment Group, LLC

Terry L. Perkins, TREASURER
      Senior Vice President, Treasurer
      Mentor Investment Group, LLC


Geoffrey B. Sale, SECRETARY
      Associate Vice President
      Mentor Investment Group, LLC

Michael A. Wade, ASSISTANT TREASURER
      Vice President, Controller
      Mentor Investment Group, LLC

MK#1312

                           Mentor Institutional Trust



                                Mentor Perpetual
                            International Portfolio




                          ---------------------------
                                 ANNUAL REPORT
                          ---------------------------
                                October 31, 1998






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